Related party transactions (Tables)	3 Months Ended
Nov. 30, 2024
Related Party Transactions
Schedule of related parties compensation

	Three months ended November 30,
Directors and key management personnel	2024	2023
Remuneration	$366	$436
Share-based compensation expense	93	693
Total directors and key management personnel	$459	$1,129